Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Royalty revenue	$ 3,585	$ 2,512
Grant revenue	483	7,557
License revenue		24	79
Total revenue	4,068	10,093	79
Operating expenses:
Research and development	11,206	12,855	2,456
General and administrative	3,368	3,263	3,438
Total operating expenses	14,574	16,118	5,894
Loss from operations	(10,506)	(6,025)	(5,815)
Other income (expense):
Interest expense, net	(6,430)	(678)	(6)
Other expense, net	(129)	(131)	(65)
Non-cash gain on decrease in the fair value of warrants	1,862
Other expense, net	(4,697)	(809)	(71)
Net loss	(15,203)	(6,834)	(5,886)
Gain on retirement of preferred stock upon dissolution of subsidiary		1,241
Net loss applicable to common stockholders	$ (15,203)	$ (5,593)	$ (5,886)
Basic and diluted net loss per common share	$ (0.26)	$ (0.09)	$ (0.10)
Weighted average shares used in computing basic and diluted net loss per common share	59,324	59,248	58,473